Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statement of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ (39)	$ 89	$ (21)	$ 65	$ (382)	$ 24	$ (491)	$ (17)	$ 94	$ (866)	$ 551
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									0	1	2
Other comprehensive income from consolidated subsidiaries									0	0	0
Total other comprehensive income									0	1	2
Total comprehensive income (loss)									94	(865)	553
Total comprehensive income (loss) attributable to noncontrolling interests									(6)	(5)	(4)
Total comprehensive income (loss) attributable to partners									88	(870)	549
Parent Guarantor
Other comprehensive income (loss):
Other comprehensive income from consolidated subsidiaries									0
Subsidiary Issuer
Other comprehensive income (loss):
Other comprehensive income from consolidated subsidiaries									0
Non-Guarantor Subsidiaries
Other comprehensive income (loss):
Other comprehensive income from consolidated subsidiaries									0
Reportable Legal Entities | Parent Guarantor
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									88	(871)	547
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									0	0	0
Other comprehensive income from consolidated subsidiaries										1	2
Total other comprehensive income									0	1	2
Total comprehensive income (loss)									88	(870)	549
Total comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Total comprehensive income (loss) attributable to partners									88	(870)	549
Reportable Legal Entities | Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									88	(871)	547
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									0	1	2
Other comprehensive income from consolidated subsidiaries										0	0
Total other comprehensive income									0	1	2
Total comprehensive income (loss)									88	(870)	549
Total comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Total comprehensive income (loss) attributable to partners									88	(870)	549
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									415	(546)	838
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									0	0	0
Other comprehensive income from consolidated subsidiaries										0	0
Total other comprehensive income									0	0	0
Total comprehensive income (loss)									415	(546)	838
Total comprehensive income (loss) attributable to noncontrolling interests									(6)	(5)	(4)
Total comprehensive income (loss) attributable to partners									409	(551)	834
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									(497)	1,422	(1,381)
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings									0	0	0
Other comprehensive income from consolidated subsidiaries									0	(1)	(2)
Total other comprehensive income									0	(1)	(2)
Total comprehensive income (loss)									(497)	1,421	(1,383)
Total comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Total comprehensive income (loss) attributable to partners									$ (497)	$ 1,421	$ (1,383)